Shareholders' equity	6 Months Ended
Jun. 30, 2019
Shareholders' equity
Shareholders' equity

4)  Shareholders’ equity

Treasury shares (TOTAL shares held directly by TOTAL S.A.)

In accordance with the February 2018 announcements regarding the shareholder return policy over 2018-2020, confirmed in February 2019, TOTAL S.A. repurchases its own shares.

TOTAL S.A. has also repurchased shares to be allocated to free share grant plans.

As a result, as of June 30, 2019, TOTAL S.A. holds 64,800,717 TOTAL shares, representing 2.43% of its share capital, which are deducted from the consolidated shareholders’ equity and allocated as follows:

Shares to be cancelled (1)	57,130,510
Repurchased during Q4 2018	27,360,278
Repurchased during Q1 2019	7,374,542
Repurchased during Q2 2019	22,395,690
Shares to be allocated as part of free share grant plans (2)	7,670,207
2016 Plan	4,683,986
2017 Plan	2,918,835
Other Plans	67,386
Treasury shares Total (1)+(2)	64,800,717

Dividend

The Shareholders’ meeting of May 29, 2019 approved the distribution of a dividend of €2.56 per share for the 2018 fiscal year and the payment of a balance of €0.64 per share to be distributed after the deduction of the three interim dividends of €0.64 per share that had already been paid. Given the decision made by the Board of Directors on February 6, 2019 not to propose to the Shareholders’ meeting the renewal of the scrip dividend option beginning with the payment of the final 2018 dividend, the final 2018 dividend has been paid exclusively in cash.

Dividend 2018	First interim	Second interim	Third interim	Final
Amount	€0.64	€0.64	€0.64	€0.64
Declaration of distribution(1)	September 19, 2018	December 12, 2018	March 13, 2019	May 29, 2019
Ex-dividend date	September 25, 2018	December 18, 2018	March 19, 2019	June 11, 2019
Payment date	October 12, 2018	January 10, 2019	April 5, 2019	June 13, 2019
Scrip dividend option	Yes	Yes	Yes	No
Issue price(2)	€52.95	€48.27	€49.30	—
Number of shares subscribed	18,783,197	1,212,767	14,864,169	—

(1) Date on which the Board of Directors met and declared the distribution of the dividend. The declaration of distribution is decided by the shareholders for the final dividend.

(2) The issue price of the new share is equal to the average Euronext Paris opening price of the TOTAL shares for the 20 trading days preceding the declaration of distribution, reduced by the amount of the dividend, without any discount.

Moreover, the Board of Directors held on July 24, 2019, set the second interim dividend for the fiscal year 2019 at €0.66 per share. This interim dividend will be detached on January 6, 2020 and paid in cash on January 8, 2020.

Dividend 2019	First interim	Second interim
Amount	0.66	€0.66	€
Set date	April 25, 2019	July 24, 2019
Ex-dividend date	September 27, 2019	January 6, 2020
Payment date	October 1st, 2019	January 8, 2020

Earnings per share in Euro

Earnings per share in Euro, calculated from the earnings per share in U.S. dollars converted at the average Euro/USD exchange rate for the period, amounted to €0.89 per share for the 2nd quarter 2019 (€1.03 per share for the 1st quarter 2019 and €1.16 per share for the 2nd quarter 2018). Diluted earnings per share calculated using the same method amounted to €0.89 per share for the 2nd quarter 2019 (€1.02 per share for the 1st quarter 2019 and €1.16 per share for the 2nd quarter 2018).

Earnings per share are calculated after remuneration of perpetual subordinated notes.

Perpetual subordinated notes

The Group has issued perpetual subordinated notes in April 2019:

•	Perpetual subordinated notes 1.750% callable in 2024 (EUR 1,500 million).

The Group has tendered perpetual subordinated in April 2019:

•	Perpetual subordinated notes 2.250% callable in 2021 (EUR 1,500 million).

Other comprehensive income

Detail of other comprehensive income is presented in the table below:

(M$)		1st half 2019		1st half 2018
Actuarial gains and losses		(59)		67

Change in fair value of investments in equity instruments		107		5

Tax effect		14		(18)
Currency translation adjustment generated by the parent company		(474)		(2,630)
Sub-total items not potentially reclassifiable to profit and loss		(412)		(2,576)

Currency translation adjustment		187		968
- unrealized gain/(loss) of the period	233		1,078
- less gain/(loss) included in net income	46		110

Cash flow hedge		(373)		255
- unrealized gain/(loss) of the period	(303)		142
- less gain/(loss) included in net income	70		(113)

Variation of foreign currency basis spread		54		(27)
- unrealized gain/(loss) of the period	25		(27)
- less gain/(loss) included in net income	(29)		—

Share of other comprehensive income of equity affiliates, net amount		253		(132)
- unrealized gain/(loss) of the period	265		(93)
- less gain/(loss) included in net income	12		39

Other		2		(2)

Tax effect		107		(75)
Sub-total items potentially reclassifiable to profit and loss		230		987
Total other comprehensive income, net amount		(182)		(1,589)

Tax effects relating to each component of other comprehensive income are as follows:

	1st half 2019			1st half 2018
(M$)	Pre-tax amount	Tax effect	Net amount	Pre-tax amount	Tax effect	Net amount
Actuarial gains and losses	(59)	16	(43)	67	(18)	49
Change in fair value of investments in equity instruments	107	(2)	105	5	—	5
Currency translation adjustment generated by the parent company	(474)	—	(474)	(2,630)	—	(2,630)
Sub-total items not potentially reclassifiable to profit and loss	(426)	14	(412)	(2,558)	(18)	(2,576)
Currency translation adjustment	187	—	187	968	—	968
Cash flow hedge	(373)	125	(248)	255	(81)	174
Variation of foreign currency basis spread	54	(18)	36	(27)	6	(21)
Share of other comprehensive income of equity affiliates, net amount	253	—	253	(132)	—	(132)
Other	2	—	2	(2)	—	(2)
Sub-total items potentially reclassifiable to profit and loss	123	107	230	1,062	(75)	987
Total other comprehensive income	(303)	121	(182)	(1,496)	(93)	(1,589)